UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

ETF Industry Exposure & Financial Services ETF

Schedule of Investments

February 28, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.3%

Financials — 94.4%
Ameriprise Financial	558	$87,294
Bank of New York Mellon	1,746	99,574
BlackRock, Cl A	696	382,403
CBOE Global Markets	2,642	295,930
Charles Schwab	6,822	361,703
Citigroup	390	29,441
CME Group, Cl A	642	106,675
Cowen, Cl A *	2,070	29,705
Deutsche Boerse	258	34,441
E*TRADE Financial *	600	31,338
Eaton Vance	528	27,947
FactSet Research Systems	492	99,965
Flow Traders	8,718	358,115
Franklin Resources	678	26,218
Goldman Sachs Group	366	96,232
Interactive Brokers Group, Cl A	504	34,978
Intercontinental Exchange	2,880	210,470
Invesco	9,684	315,117
Investment Technology Group	1,560	30,919
Janus Henderson Group	774	27,353
JPMorgan Chase	1,884	217,602
Legg Mason	720	28,735
London Stock Exchange Group	1,914	106,226
LPL Financial Holdings	522	33,549
Manulife Financial	1,434	27,303
MarketAxess Holdings	150	30,360
Morgan Stanley	564	31,595
Morningstar	306	28,596
MSCI, Cl A	2,766	391,444
Nasdaq	2,664	215,118
Northern Trust	954	101,000
Principal Financial Group	426	26,553
S&P Global	2,124	407,383
SEI Investments	2,838	206,692
State Street	3,630	385,325
TD Ameritrade Holding	576	33,120
Thomson Reuters	696	27,415
US Bancorp	1,728	93,934
Virtu Financial, Cl A	11,298	335,551
Virtus Investment Partners	822	101,147
WisdomTree Investments	28,074	269,791
		5,784,257
Information Technology — 4.9%
DST Systems	3,246	269,970
Envestnet *	582	32,068
		302,038

Total Common Stock
(Cost $5,220,795)		6,086,295

Total Investments - 99.3%
(Cost $5,220,795)		$6,086,295

Percentages are based on Net Assets of $6,131,954.

*	Non-income producing security.

Cl — Class MSCI — Morgan Stanley Capital International S&P — Standard & Poor’s

As of February 28, 2018, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

EMQ-QH-002-0200

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2018